Long-Term Debt - Summary of Long-term Debt (Details) $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 20,982		$ 20,623
Less: current portion of commercial paper		329		141
Current portion of other long-term debt		2,062		1,000
Long-term debt		$ 18,591		$ 19,482
3.05% debentures due June 19, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.05%	3.05%	3.05%	3.05%
2.60% debentures due December 3, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%	2.60%	2.60%	2.60%
2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.05%	2.05%
2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.89%	2.89%
3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.31%	3.31%
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%
4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.85%	4.85%
Bank credit facilities (December 31, 2019 – US$3,745 million; December 31, 2018 – US$2,954 million)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,745,000,000		$ 2,954,000,000
Commercial paper (December 31, 2019 – US$254 million; December 31, 2018 – US$104 million)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 254,000,000		$ 104,000,000
3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.45%	3.45%
Notional amount	$ 500,000,000
2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.95%	2.95%
Notional amount	$ 1,000,000,000
3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.80%	3.80%
Notional amount	$ 500,000,000
3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.90%	3.90%
Notional amount	$ 600,000,000
3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.85%	3.85%
Notional amount	$ 1,250,000,000
7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.20%	7.20%
Notional amount	$ 400,000,000
6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.45%	6.45%
Notional amount	$ 350,000,000
5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.85%	5.85%
Notional amount	$ 350,000,000
6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.50%
Notional amount	$ 450,000,000
6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%	6.25%
Notional amount	$ 1,100,000,000
6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.75%	6.75%
Notional amount	$ 400,000,000
4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.95%	4.95%
Notional amount	$ 750,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 21,090		$ 20,742
Gross carrying amount | Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		1,688		831
Gross carrying amount | 3.05% debentures due June 19, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		0		500
Gross carrying amount | 2.60% debentures due December 3, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		0		500
Gross carrying amount | 2.05% debentures due June 1, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		900		900
Gross carrying amount | 2.89% debentures due August 14, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		1,000		1,000
Gross carrying amount | 3.31% debentures due February 11, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings		1,000		1,000
Gross carrying amount | 3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		500		500
Gross carrying amount | 3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings		600		600
Gross carrying amount | 4.85% debentures due May 30, 2047
Disclosure of detailed information about borrowings [line items]
Borrowings		300		300
Gross carrying amount | Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings		5,988		6,131
Gross carrying amount | Bank credit facilities (December 31, 2019 – US$3,745 million; December 31, 2018 – US$2,954 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		4,855		4,031
Gross carrying amount | Commercial paper (December 31, 2019 – US$254 million; December 31, 2018 – US$104 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		329		141
Gross carrying amount | 3.45% due November 15, 2021 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		648		682
Gross carrying amount | 2.95% due January 15, 2023 (US$1,000 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		1,296		1,364
Gross carrying amount | 3.80% due April 15, 2024 (US$500 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		648		682
Gross carrying amount | 3.90% due February 1, 2025 (US$600 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		778		819
Gross carrying amount | 3.85% due June 1, 2027 (US$1,250 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		1,621		1,706
Gross carrying amount | 7.20% due January 15, 2032 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		519		546
Gross carrying amount | 6.45% due June 30, 2033 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		454		478
Gross carrying amount | 5.85% due February 1, 2035 (US$350 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		454		478
Gross carrying amount | 6.50% due February 15, 2037 (US$450 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		583		614
Gross carrying amount | 6.25% due March 15, 2038 (US$1,100 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		1,426		1,501
Gross carrying amount | 6.75% due February 1, 2039 (US$400 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		519		546
Gross carrying amount | 4.95% due June 1, 2047 (US$750 million)
Disclosure of detailed information about borrowings [line items]
Borrowings		972		1,023
Gross carrying amount | Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		15,102		14,611
Original issue discounts, net
Disclosure of detailed information about borrowings [line items]
Borrowings		17		17
Transaction costs
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 91		$ 102